OTHER EXPENSE	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
OTHER EXPENSE	OTHER EXPENSE
The components of other expense for the years ended December 31 were as follows:

	2021	2020
Interest income	$94	$131
Interest expense	(315)	(818)
Discount fees (note 26(d))	(107)	(414)
Financing costs	(346)	(695)
Ransomware incident insurance recovery (note 1)	8,668	—
Ransomware incident expense (note 1)	(9,648)	—
Other	(46)	(231)
	$(1,700)	$(2,027)